Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Period End Date		dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name		dei_EntityRegistrantName	360 Funds
CIK		dei_EntityCentralIndexKey	0001319067
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jun. 30, 2015
Effective Date		dei_DocumentEffectiveDate	Jun. 30, 2015
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Snow Capital Focused Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the Snow Capital Focused Value Fund
Investment objective		rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Focused Value Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 43 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.34% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	84.34%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2016. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, fixed income securities, or other similar investments. Under normal market conditions the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion.

In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations of varying maturities and durations. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

The Fund’s portfolio typically consists of 15 to 25 companies that are weighted according to the Adviser’s projected return expectations. The Adviser selects stocks for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion resulting in higher stock price valuations.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance. The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Returns (for periods ended December 31)
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2015 was -2.86%. During the period shown in the bar chart, the highest return for a quarter was 6.23% during the quarter ended June 30, 2014 and the lowest return for a quarter was 0.15% during the quarter ended September 30, 2014.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(2.86%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.23%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	0.15%
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Snow Capital Focused Value Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SFOAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	14.22%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	15.37%
Fee Waivers and Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(13.97%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.40%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 660
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,373
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,552
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,305
1 Year		rr_AverageAnnualReturnYear01	8.42%
Since Inception		rr_AverageAnnualReturnSinceInception	21.30%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Focused Value Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SFOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	14.22%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	15.12%
Fee Waivers and Expense Reimbursements	[1]	rr_FeeWaiverOrReimbursementOverAssets	(13.97%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.15%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 117
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	2,948
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,235
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,209
2014		rr_AnnualReturn2014	14.74%
1 Year		rr_AverageAnnualReturnYear01	14.74%
Since Inception		rr_AverageAnnualReturnSinceInception	25.39%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Focused Value Fund | - Return After Taxes on Distributions | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.63%
Since Inception		rr_AverageAnnualReturnSinceInception	19.02%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Focused Value Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.52%
Since Inception		rr_AverageAnnualReturnSinceInception	17.52%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Focused Value Fund | Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.45%
Since Inception		rr_AverageAnnualReturnSinceInception	18.22%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Hedged Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the Snow Capital Hedged Equity Fund
Investment objective		rr_ObjectivePrimaryTextBlock

Investment Objective. The investment objective of the Hedged Equity Fund (the “Fund”) is long-term growth of capital and protection of investment principal with lower volatility than the U.S. equity market.

Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 43 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 518.32% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	518.32%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2016. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest at least 80% of long net assets in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities. The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure. The Fund may borrow money from banks or other financial institutions to purchase securities, commonly known as “leveraging,” in an amount not to exceed one-third of its total assets, as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in equity and/or fixed income securities of companies of any size. In addition to domestic securities, the Fund may also directly or indirectly invest in foreign equity, including investments in emerging markets.

To the extent deemed appropriate by the Adviser to mitigate the risks of volatility in the U.S. equity market, the Fund seeks protection of investment principal by using options and futures. Through the Fund’s use of options, the Adviser attempts to enhance equity returns relative to a long-only equity strategy and to lower the overall volatility of the Fund’s investment portfolio. The Fund may also use futures contracts in place of options to achieve similar results. The Fund may use an investment in options or futures contracts as a substitute for a comparable market position in the underlying equity security or to attempt to “hedge” or limit the exposure of the Fund’s position in an equity security.

In addition to equity securities, the Fund may invest up to 20% of its long net assets in debt securities of varying maturities and durations, including securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies, instrumentalities or sponsored entities, and including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.” However, the Fund will not purchase debt securities rated as in default by an NRSRO.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Options and futures risk.- Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly with the underlying securities index or overall securities market.

• Short sale risk – Short sale strategies are riskier than long investment strategies. Short selling shares of equity securities or ETFs may cause the Fund’s investment performance to suffer if the Fund is required to close out a short position earlier than it had intended. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the short sale period.

• Leverage risk – The Fund’s exposure to fluctuations in the prices of securities purchased with money borrowed from banks or other financial institutions is increased in relation to the extent of the Fund’s leverage.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

• Turnover Risk - The Fund may at times have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of capital gains and a potentially larger current tax liability.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Returns (for periods ended December 31)
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2015 was -3.53%. During the period shown in the bar chart, the highest return for a quarter was 5.36% during the quarter ended June 30, 2014 and the lowest return for a quarter was -0.04% during the quarter ended September 30, 2014.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(3.53%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.36%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.04%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.;

Snow Capital Hedged Equity Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SHEAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	3.13%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.40%
Fee Waivers and Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.86%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 704
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,569
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	2,445
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 4,680
1 Year		rr_AverageAnnualReturnYear01	7.62%
Since Inception		rr_AverageAnnualReturnSinceInception	14.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Hedged Equity Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SHEIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	3.13%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	4.15%
Fee Waivers and Expense Reimbursements	[3]	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.61%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 164
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,029
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,909
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 4,176
2014		rr_AnnualReturn2014	13.99%
1 Year		rr_AverageAnnualReturnYear01	13.99%
Since Inception		rr_AverageAnnualReturnSinceInception	18.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Hedged Equity Fund | - Return After Taxes on Distributions | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.82%
Since Inception		rr_AverageAnnualReturnSinceInception	9.77%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Hedged Equity Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	9.02%
Since Inception		rr_AverageAnnualReturnSinceInception	10.65%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Hedged Equity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.69%
Since Inception		rr_AverageAnnualReturnSinceInception	19.35%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Hedged Equity Fund | HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.42%
Since Inception		rr_AverageAnnualReturnSinceInception	4.07%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Market Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the Snow Capital Market Plus Fund
Investment objective		rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Capital Market Plus Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 43 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.80% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	67.80%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2016. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities. Under normal market conditions, the Fund will invest approximately 80% of its net assets in equity securities of companies that are among the top 300 securities by weighting in the Russell 3000 Value Index. The Fund will invest in each of the top 20 securities by weighting in the Russell 3000 Value Index. The Adviser will use fundamental analysis and valuation techniques to determine an appropriate weight for each position.

With respect to its remaining 20% of assets, the Fund may invest in any securities favored by the Adviser at the time of investment, which securities may include equity securities (including common and preferred stocks, convertible securities and shares of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities, or other similar investments), of companies of any size, U.S. Government or U.S. agency obligations and foreign equity securities, including investments in emerging markets.

The Adviser selects stocks for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion leading to higher stock price valuations. This portion of the Fund’s holdings are weighted according to the Adviser’s projected return expectations.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance. The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Returns (for periods ended December 31)
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2015 was -2.50%. During the period shown in the bar chart, the highest return for a quarter was 5.21% during the quarter ended June 30, 2014 and the lowest return for a quarter was 0.36% during the quarter ended September 30, 2014.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(2.50%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.21%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	0.36%
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.;

Snow Capital Market Plus Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SPLAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	15.90%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	16.66%
Fee Waivers and Expense Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(15.65%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.01%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 623
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,534
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,806
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,536
1 Year		rr_AverageAnnualReturnYear01	7.42%
Since Inception		rr_AverageAnnualReturnSinceInception	17.89%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Market Plus Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SPLIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	15.90%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	16.41%
Fee Waivers and Expense Reimbursements	[4]	rr_FeeWaiverOrReimbursementOverAssets	(15.65%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	0.76%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 78
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,120
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,507
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,463
2014		rr_AnnualReturn2014	13.63%
1 Year		rr_AverageAnnualReturnYear01	13.63%
Since Inception		rr_AverageAnnualReturnSinceInception	21.86%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Market Plus Fund | - Return After Taxes on Distributions | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.60%
Since Inception		rr_AverageAnnualReturnSinceInception	17.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Market Plus Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.83%
Since Inception		rr_AverageAnnualReturnSinceInception	15.44%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Market Plus Fund | Russell 3000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.70%
Since Inception		rr_AverageAnnualReturnSinceInception	17.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Inflation Advantaged Equities Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the Snow Capital Inflation Advantaged Equities Fund
Investment objective		rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Capital Inflation Advantaged Equities Fund (the “Fund”) is long-term growth of capital and protection of investment principal.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 43 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66.57% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	66.57%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2016. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest primarily in equity securities, including common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities.

An important component of the Adviser’s investment process is a focus on inflation. The Adviser will consider companies that may prosper from rising prices as evidenced by growing revenues, expanding margins, or other drivers of income. Inflation may be driven by macroeconomic factors, but it can also be company or sector specific, allowing for a broad range of investment candidates in any economic environment. The Adviser will utilize short equity positions in individual equity securities and ETFs to reduce the portfolio’s overall market exposure. In addition, to the extent deemed appropriate by the Adviser to mitigate the risks of volatility in the U.S. equity market, the Fund seeks protection of investment principal by using futures and options.

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations greater than $1 billion. With respect to its remaining assets, the Fund may invest in equity and/or fixed income securities of companies of any size. In addition to equity securities, the Fund may invest up to 15% of its net assets in U.S. Government or its agencies, instrumentalities or sponsored entities, and including debt securities that have been rated below investment grade by a nationally recognized statistical ratings organization (“NRSRO”), commonly referred to as “junk bonds” or “high yield bonds.” However, the Fund will not purchase debt securities rated as in default by an NRSRO. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Credit risk – An issuer of debt securities may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• Junk bonds risk – Investments in junk bonds involve a greater risk of default, are considered speculative, and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Short sale risk – Short sale strategies are riskier than long investment strategies. Short selling shares of equity securities or ETFs may cause the Fund’s investment performance to suffer if the Fund is required to close out a short position earlier than it had intended. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the short sale period.

• Options and futures risk.- Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly with the underlying securities index or overall securities market.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Returns (for periods ended December 31)
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2015 was -1.24%. During the period shown in the bar chart, the highest return for a quarter was 6.62% during the quarter ended June 30, 2014 and the lowest return for a quarter was -1.69% during the quarter ended September 30, 2014.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(1.24%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.62%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.69%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.;

Snow Capital Inflation Advantaged Equities Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SIAAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	16.51%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	17.77%
Fee Waivers and Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(16.26%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.51%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 671
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,725
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	6,049
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,709
1 Year		rr_AverageAnnualReturnYear01	2.15%
Since Inception		rr_AverageAnnualReturnSinceInception	11.22%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Inflation Advantaged Equities Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SIAIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	16.51%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	17.52%
Fee Waivers and Expense Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(16.26%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.26%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 128
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,323
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,767
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,654
2014		rr_AnnualReturn2014	8.07%
1 Year		rr_AverageAnnualReturnYear01	8.07%
Since Inception		rr_AverageAnnualReturnSinceInception	14.95%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Inflation Advantaged Equities Fund | - Return After Taxes on Distributions | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.53%
Since Inception		rr_AverageAnnualReturnSinceInception	11.71%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Inflation Advantaged Equities Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.28%
Since Inception		rr_AverageAnnualReturnSinceInception	10.55%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Inflation Advantaged Equities Fund | Russell 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	12.56%
Since Inception		rr_AverageAnnualReturnSinceInception	18.99%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Dividend Plus Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the Snow Capital Dividend Plus Fund
Investment objective		rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Capital Dividend Plus Fund (the “Fund”) is long-term growth of capital and income.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 43 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.58% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	83.58%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2016. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest in a diversified portfolio of equities, bonds, preferred stock, and options. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities that pay a dividend and are within the market capitalization range of the Russell 1000 Value Index. With respect to its remaining assets, the Fund may invest in corporate bonds, sovereign bonds, convertible bonds, preferred stocks, or other securities or instruments whose prices are linked to the value of the underlying common stock of the issuer of the securities. The Fund may have up to 25% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Options risk - Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option may not correlate perfectly with the underlying securities index or overall securities market.

• Tax risk – Certain of the Fund’s investment strategies, including transactions in options, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Fund and its shareholders.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Returns (for periods ended December 31)
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2015 was 0.97%. During the period shown in the bar chart, the highest return for a quarter was 5.38% during the quarter ended June 30, 2014 and the lowest return for a quarter was -1.99% during the quarter ended September 30, 2014.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	0.97%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.99%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.;

Snow Capital Dividend Plus Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SDPAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	16.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	17.14%
Fee Waivers and Expense Reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	(15.89%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 646
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,619
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,914
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,615
1 Year		rr_AverageAnnualReturnYear01	3.70%
Since Inception		rr_AverageAnnualReturnSinceInception	13.40%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Dividend Plus Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SDPIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	16.14%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	16.89%
Fee Waivers and Expense Reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	(15.89%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 102
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,210
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,623
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,550
2014		rr_AnnualReturn2014	9.71%
1 Year		rr_AverageAnnualReturnYear01	9.71%
Since Inception		rr_AverageAnnualReturnSinceInception	17.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Dividend Plus Fund | - Return After Taxes on Distributions | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.87%
Since Inception		rr_AverageAnnualReturnSinceInception	12.03%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Dividend Plus Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.73%
Since Inception		rr_AverageAnnualReturnSinceInception	11.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Dividend Plus Fund | Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.45%
Since Inception		rr_AverageAnnualReturnSinceInception	18.22%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Mid Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary of the Snow Capital Mid Cap Value Fund
Investment objective		rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Mid Cap Value Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 43 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 32 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.06% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	62.06%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2016. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. The Fund’s principal investment strategy is to invest at least 80% of its net assets in equity securities of companies within the market capitalizations range of the Russell Mid Cap Value Index (“mid-cap securities”). The Fund’s investments in equity securities may include common and preferred stocks, convertible securities and shares of other investment companies and ETFs that invest in equity securities of mid-cap companies. In addition to equity securities, the Fund may also invest up to 15% of its net assets in U.S. Government or U.S. agency obligations. The Fund may have up to 20% of its net assets invested directly or indirectly in foreign equity securities, including investments in emerging markets.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Foreign exposure risk – Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Emerging market risk - The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

• Management style risk – The Fund intends to invest in value-oriented stocks (stocks that the Adviser believes are undervalued), and the Fund’s performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund will invest in mid-sized, or mid-cap, companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Foreign exchange risk – Investing in securities listed on non-U.S. exchanges involves a number of risks, including greater price volatility, fewer regulatory and accounting controls, higher brokerage costs and adverse tax consequences.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk – The Fund was formed in 2013, and the Adviser had not previously managed an investment company registered under the Investment Company Act of 1940 in the investment style of the Fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Returns (for periods ended December 31)
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2015 was -0.12%. During the period shown in the bar chart, the highest return for a quarter was 6.64% during the quarter ended June 30, 2014 and the lowest return for a quarter was -2.43% during the quarter ended September 30, 2014.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	(0.12%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.64%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.43%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.;

Snow Capital Mid Cap Value Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SNMAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	0.50%
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	15.46%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	16.47%
Fee Waivers and Expense Reimbursements	[7]	rr_FeeWaiverOrReimbursementOverAssets	(15.21%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.26%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 647
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,524
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,779
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,507
1 Year		rr_AverageAnnualReturnYear01	4.98%
Since Inception		rr_AverageAnnualReturnSinceInception	17.41%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Mid Cap Value Fund | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SNMIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases of $1,000,000 or more that are redeemed within 12 months of purchase)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees (as a % of amount redeemed; a redemption fee will be assessed on shares of the Fund that are held for 30 days or less)		rr_RedemptionFeeOverRedemption	(0.50%)
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	15.45%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	16.21%
Fee Waivers and Expense Reimbursements	[7]	rr_FeeWaiverOrReimbursementOverAssets	(15.20%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.01%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 103
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	3,107
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	5,475
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 9,429
2014		rr_AnnualReturn2014	11.02%
1 Year		rr_AverageAnnualReturnYear01	11.02%
Since Inception		rr_AverageAnnualReturnSinceInception	21.35%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Mid Cap Value Fund | - Return After Taxes on Distributions | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.33%
Since Inception		rr_AverageAnnualReturnSinceInception	16.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Mid Cap Value Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	8.22%
Since Inception		rr_AverageAnnualReturnSinceInception	15.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Mid Cap Value Fund | Russell Midcap Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	14.75%
Since Inception		rr_AverageAnnualReturnSinceInception	18.54%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Snow Capital Mid Cap Value Fund | Russell 2500 Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	7.11%
Since Inception		rr_AverageAnnualReturnSinceInception	14.23%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2013
Stringer Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary
Investment objective		rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 12 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 36 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2016. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See “CDSC for Certain Purchases of Class A Shares” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”) that invest in equity securities. The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities. The Fund is non-diversified.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

• Credit risk – An issuer of debt securities, including the issuers of exchange-traded notes, may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• High yield securities risk – Investments in high yield fixed income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance. The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information provides some indication of the risks of investing in the Fund.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Annual Total Returns (for periods ended December 31)
Bar Chart, Closing		rr_BarChartClosingTextBlock

The Fund’s Institutional Class Shares year-to-date total return through March 31, 2015 was 3.44%. During the period shown in the bar chart, the highest return for a quarter was 2.87% during the quarter ended June 30, 2014 and the lowest return for a quarter was -2.79% during the quarter ended September 30, 2014.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	3.44%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	2.87%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.79%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	The Fund has replaced the S&P 500 Index with the MSCI World Index as its broad-based performance benchmark because the MSCI World Index more closely reflects the investments of the Fund.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares and after-tax returns for other classes will vary.
Performance Table Closing		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2014, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for Institutional Class shares and after-tax returns for other classes will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.;

Stringer Growth Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SRGAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.25%
Fee Waivers and Expense Reimbursements	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	2.22%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 763
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,212
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,686
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 2,991
1 Year		rr_AverageAnnualReturnYear01	(1.74%)
Since Inception		rr_AverageAnnualReturnSinceInception	6.35%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Class C Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SRGCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.00%
Fee Waivers and Expense Reimbursements	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	2.97%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 300
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	924
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,574
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 3,316
1 Year		rr_AverageAnnualReturnYear01	3.19%
Since Inception		rr_AverageAnnualReturnSinceInception	8.98%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SRGIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.00%
Fee Waivers and Expense Reimbursements	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.97%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 200
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	625
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,075
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 2,325
2014		rr_AnnualReturn2014	4.19%
1 Year		rr_AverageAnnualReturnYear01	4.19%
Since Inception		rr_AverageAnnualReturnSinceInception	10.05%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | - Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.69%
Since Inception		rr_AverageAnnualReturnSinceInception	9.58%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	2.53%
Since Inception		rr_AverageAnnualReturnSinceInception	7.85%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[9]	rr_AverageAnnualReturnYear01	5.61%
Since Inception	[9]	rr_AverageAnnualReturnSinceInception	13.60%
Inception Date	[9]	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[9]	rr_AverageAnnualReturnYear01	13.69%
Since Inception	[9]	rr_AverageAnnualReturnSinceInception	19.35%
Inception Date	[9]	rr_AverageAnnualReturnInceptionDate	Mar. 27, 2013
Stringer Moderate Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	Summary
Investment objective		rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Stringer Moderate Growth Fund (the “Fund”) is capital appreciation while also maintaining principal stability.
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 14 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 36 of the Fund’s statement of additional information.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 01, 2016
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading		rr_ExpenseExampleHeading	Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 1, 2016. The Contingent Deferred Sales Charge (the “CDSC”) is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See “CDSC for Certain Purchases of Class A Shares” below. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Narrative		rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”) that invest in equity securities. The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities. The Fund is non-diversified.

Risk, Narrative		rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks:

• Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

• Market risk –Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

• Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.

• Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.

• Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

• Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

• Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.

• Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.

• Commodities risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in commodities, such as raw materials or agricultural products. Commodities are tied to future market values and future income and are vulnerable to adverse movements in prices and exchange rates. Additionally, the price of commodities may be affected by geopolitical changes and relations.

• Credit risk – An issuer of debt securities, including the issuers of exchange-traded notes, may not make timely payments of principal and interest.

• Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

• High yield securities risk – Investments in high yield fixed income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.

• Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

• Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

• Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.

• Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.

• U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.

• New Fund risk - The Fund was formed in March 2015. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

May Lose Money		rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified		rr_RiskNondiversifiedStatus	• Non-diversified fund risk – A non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative		rr_PerformanceNarrativeTextBlock

Performance. Performance information will be available after the Fund completes a full year of operations. Performance data current to the most recent month end may be obtained by calling (877) 244-6235.

Performance, One Year or Less		rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full year of operations.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	(877) 244-6235
Stringer Moderate Growth Fund | Class A Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SRQAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.48%
Fee Waivers and Expense Reimbursements	[10]	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.90%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 732
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 1,228
Stringer Moderate Growth Fund | Class C Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SRQCX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	3.23%
Fee Waivers and Expense Reimbursements	[10]	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	2.65%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 268
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 941
Stringer Moderate Growth Fund | Institutional Class Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	SRQIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.23%
Fee Waivers and Expense Reimbursements	[10]	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursement		rr_NetExpensesOverAssets	1.65%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 168
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	$ 642

[1]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% through at least July 1, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.15% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[2]	Other expenses include 0.34% for payment of dividends on securities sold short.
[3]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.25% through at least July 1, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[4]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.75% through at least July 1, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 0.75% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[5]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.25% through at least July 1, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[6]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.00% through at least July 1, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[7]	Snow Capital Management L.P. (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.00% through at least July 1, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.00% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[8]	Stringer Asset Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% through at least July 1, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.
[9]	The Fund has replaced the S&P 500 Index with the MSCI World Index as its broad-based performance benchmark because the MSCI World Index more closely reflects the investments of the Fund.
[10]	Stringer Asset Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.25% through at least July 1, 2016. Subject to approval by the Fund's Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees' approval.